BALANCE SHEET COMPONENTS - Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands		Jan. 01, 2023	Jan. 02, 2022
Related Party Transaction [Line Items]
VAT receivables, current portion		$ 7,320	$ 9,063
Tax receivables		3,819	6,843
Receivables from tolling partners		14,923	5,895
Other receivables from SunPower (Note 3)		14,703	13,979
Other receivables		19,394	4,763
Deferred issuance cost		1,652	0
Restricted cash		37,974	1,661
Prepaid expenses		24,229	14,626
Derivative financial instruments (Note 12)		703	3,526
Asset held for sale		1,490	0
Other prepaid expenses and other current assets		764	1,548
Prepaid expenses and other current assets	[1]	$ 126,971	$ 61,904

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).